Ordinary dividends - Summary of Ordinary Dividends (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.6000	£ 0.6000	£ 0.5975
Amounts recognised as distributions to equity holders	£ 750.5	£ 747.4	£ 751.5
Proposed final dividend, per share	£ 0.3730
Previous period final amount [member]
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.3730	£ 0.3730	£ 0.3705
Amounts recognised as distributions to equity holders	£ 466.4	£ 464.6	£ 467.2
Interim period amount [member]
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.2270	£ 0.2270	£ 0.2270
Amounts recognised as distributions to equity holders	£ 284.1	£ 282.8	£ 284.3